Condensed Financial Information of New Borun - Condensed Statements of Income (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating expenses:
General and administrative	$ (7,501,411)	¥ (49,015,721)	¥ (48,413,749)	¥ (50,254,277)
Loss from operations	45,548,185	297,620,943	133,573,549	259,707,282
Other income:
Interest income	635,800	4,154,446	4,043,903	12,694,278
Income before income tax expenses	36,064,083	235,649,925	84,947,944	171,806,198
Income tax expense	9,016,020	58,912,481	21,236,986	42,951,549
Net income attributable to ordinary shareholders	27,048,063	176,737,444	63,710,958	128,854,649
New Borun
Other income:
Equity in earnings of subsidiaries	27,048,063	176,737,444	63,710,958	128,854,649
Income before income tax expenses	27,048,063	176,737,444	63,710,958	128,854,649
Net income attributable to ordinary shareholders	$ 27,048,063	¥ 176,737,444	¥ 63,710,958	¥ 128,854,649